Short-term borrowings and long-term debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	Aug. 29, 2025	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Repayments of current borrowings	¥ 30,000
Corporate Bonds Issued March Two Thousand And Twenty Five [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings notional amount		¥ 110,000